NOTES PAYABLE (Tables)	9 Months Ended
Sep. 30, 2024
NOTES PAYABLE
Notes payable - current

	September 30,	December 31,
	2024	2023
The Note – principal	$465,000	$465,000
The Note – accrued interest	139	4,968
Bridge Financing Debentures – principal	3,917,029	—
Bridge Financing Debentures – principal – recorded as Due to related parties	(747,500)	—
Bridge Financing Debentures – accrued interest	89,124	—
Bridge Financing Debentures – accrued interest – recorded as Due to related parties	(19,185)	—
Notes payable – current	$3,704,607	$469,968

AirLife Note – principle	$2,000,000	$2,000,000
AirLife Note – accrued interest	175,191	53,013
Notes payable – noncurrent	$2,175,191	2,053,013